FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 15	SFr 29	SFr 2
Net gains/(losses) of which related to credit risk - on assets	0	11	(10)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,198	2,696	2,451
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	397	268	241
Net gains/(losses) of which related to credit risk - on assets	1	2	(1)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	510	908	717
Net gains/(losses) of which related to credit risk - on assets	(181)	26	(296)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	489	892	770
Net gains/(losses) of which related to credit risk - on assets	(106)	111	61
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(10)	(29)	(39)
Net gains/(losses) of which related to credit risk - on liabilities	0	1	(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(58)	(612)	(890)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(687)	(50)	2,807
Net gains/(losses) of which related to credit risk - on liabilities	0	8	(5)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,294)	(8,501)	4,206
Net gains/(losses) of which related to credit risk - on liabilities	11	(5)	7
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(20)	92	73
Net gains/(losses) of which related to credit risk - on liabilities	(15)	50	4
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	15	29	2
Net gains/(losses) of which related to credit risk - on assets	0	11	(10)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,198	2,696	2,451
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	397	268	241
Net gains/(losses) of which related to credit risk - on assets	1	2	(1)
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	510	908	717
Net gains/(losses) of which related to credit risk - on assets	(181)	26	(296)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	489	892	770
Net gains/(losses) of which related to credit risk - on assets	(106)	111	61
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(10)	(29)	(39)
Net gains/(losses) of which related to credit risk - on liabilities	0	1	(37)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(58)	(612)	(890)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(687)	(50)	2,807
Net gains/(losses) of which related to credit risk - on liabilities	0	8	(5)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(2,349)	(7,950)	4,375
Net gains/(losses) of which related to credit risk - on liabilities	11	(5)	7
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	(20)	92	72
Net gains/(losses) of which related to credit risk - on liabilities	SFr (15)	SFr 50	SFr 4